Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Summary of trade and other receivables.

	December 31, 2019	December 31, 2018
	€	€
Trade receivables	178,136	211,014
Other receivables	123,956	121,239
Prepaid taxes	5,345	8,991
Deposits	1,848	1,813
Others	299	1,774
Provisions for trade and other receivables	(45,543)	(44,933)

	264,041	299,898

Summary of movements in provision for impairment of receivables
Below are the movements in the provision for impairment of receivables:

Movements €
As at January 1, 2017	10,788
Provision for the year	6,215
Reversal for the year	(1,009)
Write-off for the year	(1,264)
Exchange differences	833

As at December 31, 2017	15,563
Adoption of IFRS 9	512
Provision for the year	32,679
Reversal for the year	(1,605)
Write-off for the year	(2,240)
Exchange differences	24

As at December 31, 2018	44,933
Provision for the year	4,933
Reversal for the year	(870)
Write-off for the year	(3,006)
Transfer to assets held for sale	(78)
Exchange differences	(369)

As at December 31, 2019	45,543

Analysis Of Age Of Trade Receivable That Are Past Due But Not Impaired
The aging analysis of the trade receivables that are not individually nor collectively considered to be impaired for the year 2017 is as follows:

	Past due but not impaired
	Within 1 year	1-2 year(s)	2-3 years	Over 3 years	Total
	€	€	€	€	€
2017	63,374	2,918	483	39	66,814